T. ROWE PRICE RETIREMENT BALANCED FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 60.8%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	637,856	60,193	67,006	126,490,047	638,775
New Income Fund	293,522	15,661	45,755	27,624,679	274,866
International Bond Fund (USD
Hedged)	92,903	8,282	9,995	9,284,288	93,957
Emerging Markets Bond Fund	78,578	5,188	10,267	6,395,815	74,511
Dynamic Global Bond Fund	64,140	6,670	7,131	6,742,918	61,900
High Yield Fund	55,077	6,407	5,837	8,545,822	55,548
U. S. Treasury Long-Term Fund	57,506	5,010	27,619	2,541,152	36,948
Floating Rate Fund	16,529	6,822	2,593	2,147,694	20,489
Total Bond Mutual Funds (Cost $1,220,828)					1,256,994

EQUITY MUTUAL FUNDS 39.1%
T. Rowe Price Funds:
Equity Index 500 Fund	406,059	31,978	42,316	5,112,516	402,355
Overseas Stock Fund	73,316	6,817	8,217	7,205,625	72,344
International Value Equity Fund	61,697	11,954	6,477	5,263,829	65,851
International Stock Fund	69,233	6,084	11,147	3,863,224	65,829
Emerging Markets Stock Fund	46,020	3,512	6,275	1,048,104	45,006
Mid-Cap Growth Fund	37,755	3,159	3,267	422,373	37,067
Mid-Cap Value Fund	32,639	5,482	3,380	1,349,926	33,816
New Horizons Fund(2)	25,227	3,540	1,976	447,707	27,001
Small-Cap Stock Fund(2)	23,580	1,987	1,991	485,235	23,155
Small-Cap Value Fund	20,092	2,118	2,038	450,936	19,075
Real Assets Fund	17,310	2,022	1,742	1,618,080	16,941
Total Equity Mutual Funds (Cost $438,318)					808,440

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund,1.26%(3)	3,434	48,917	50,082	2,268,865	2,269
Total Short-Term Investments (Cost $2,269)					2,269
Total Investments in Securities 100.0%
(Cost $1,661,415)					$2,067,703
Other Assets Less Liabilities (0.0)%					(112)

Net Assets 100.0%					$2,067,591

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(427)	$(1,779)	$1,163
Emerging Markets Bond Fund	(346)	1,012	2,987
Emerging Markets Stock Fund	957	1,749	592
Equity Index 500 Fund	25,185	6,634	6,096
Floating Rate Fund	(40)	(269)	586
High Yield Fund	299	(99)	2,289
International Bond Fund (USD
Hedged)	1,333	2,767	1,224
International Stock Fund	1,819	1,659	1,716
International Value Equity Fund	286	(1,323)	1,944
Limited Duration Inflation
Focused Bond Fund	7,375	7,732	3,869
Mid-Cap Growth Fund	2,676	(580)	82
Mid-Cap Value Fund	1,336	(925)	494
New Horizons Fund	3,384	210	—
New Income Fund	1,377	11,438	5,990
Overseas Stock Fund	1,348	428	1,657
Real Assets Fund	163	(649)	470
Small-Cap Stock Fund	1,753	(421)	—
Small-Cap Value Fund	1,146	(1,097)	128
U. S. Treasury Long-Term Fund	5,556	2,051	835
U. S. Treasury Money Fund	—	—	121
Totals	$55,180#	$28,538	$32,243+

# Capital gain distributions from mutual funds represented $20,375 of the net realized gain
(loss).
+ Investment income comprised $32,243 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.